INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities, Cost	¥ 285,771	¥ 283,612
Available-for-sale securities, Aggregate Fair Value	1,020,129	745,631
Available-for-sale securities, Gross Unrealized Gains	734,358	462,020
Available-for-sale securities, Gross Unrealized Losses	0	1
Held-to-maturity securities, Cost	126,746	108,481
Held-to-maturity securities, Aggregate Fair Value	126,699	108,557
Held-to-maturity securities, Gross Unrealized Gains	67	87
Held-to-maturity securities, Gross Unrealized Losses	114	11
Total Cost	412,517	392,093
Total Aggregate Fair Value	1,146,828	854,188
Total Gross Unrealized Gains	734,425	462,107
Total Gross Unrealized Losses	114	12
Equity Securities
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities, Cost	285,771	283,612
Available-for-sale securities, Aggregate Fair Value	1,020,129	745,631
Available-for-sale securities, Gross Unrealized Gains	734,358	462,020
Available-for-sale securities, Gross Unrealized Losses	0	1
Marketable equity securities
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities, Cost	273,271	273,595
Available-for-sale securities, Aggregate Fair Value	1,007,629	735,606
Available-for-sale securities, Gross Unrealized Gains	734,358	462,012
Available-for-sale securities, Gross Unrealized Losses	0	1
Marketable equity securities | KDDI
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities, Cost	249,036	249,036
Available-for-sale securities, Aggregate Fair Value	934,781	684,464
Available-for-sale securities, Gross Unrealized Gains	¥ 685,745	435,428
Investment Ownership Percentage	12.76%
Investment trusts
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities, Cost	¥ 12,500	10,017
Available-for-sale securities, Aggregate Fair Value	12,500	10,025
Available-for-sale securities, Gross Unrealized Gains		8
Corporate bonds
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Held-to-maturity securities, Cost	126,739	108,475
Held-to-maturity securities, Aggregate Fair Value	126,692	108,551
Held-to-maturity securities, Gross Unrealized Gains	67	87
Held-to-maturity securities, Gross Unrealized Losses	114	11
Government bonds and public bonds
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Held-to-maturity securities, Cost	7	6
Held-to-maturity securities, Aggregate Fair Value	¥ 7	¥ 6